ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 6,808	$ 4,989
Ending balance	5,794	6,030
Other comprehensive income (loss) allocated to noncontrolling interests	(1)	2
Revision of Prior Period, Adjusted
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	5,154
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		(2,676)
Other comprehensive income (loss), before reclassifications	205	151
Amounts reclassified from other comprehensive income	(31)	(75)
Other comprehensive income (loss)	174	76
Ending balance	(2,323)	(2,600)
Total | Revision of Prior Period, Adjusted
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(2,497)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		(6)
Other comprehensive income (loss), before reclassifications	(114)	(59)
Amounts reclassified from other comprehensive income	35	(14)
Other comprehensive income (loss)	(79)	(73)
Ending balance	(77)	(79)
Unrealized Gain (Loss) on Cash Flow Hedges | Revision of Prior Period, Adjusted
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	2
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		(653)
Other comprehensive income (loss), before reclassifications	16	27
Amounts reclassified from other comprehensive income	(66)	(61)
Other comprehensive income (loss)	(50)	(34)
Ending balance	(374)	(687)
Change in Retirement Plans’ Funded Status | Revision of Prior Period, Adjusted
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(324)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		(1,884)
Other comprehensive income (loss), before reclassifications	332	204
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	332	204
Ending balance	(1,619)	(1,680)
Foreign Currency Translation | Revision of Prior Period, Adjusted
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,951)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		(133)
Other comprehensive income (loss), before reclassifications	(29)	(21)
Amounts reclassified from other comprehensive income	0	0
Other comprehensive income (loss)	(29)	(21)
Ending balance	(253)	$ (154)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method | Revision of Prior Period, Adjusted
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ (224)